Retirement plans - Additional information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) year	Dec. 31, 2017 USD ($)
Disclosure of net defined benefit liability (asset) [line items]
Retirement obligation (asset)	$ 19,663	$ 18,402
Weighted average duration of defined benefit obligation | year	9
Unfunded | Foreign | Chile
Disclosure of net defined benefit liability (asset) [line items]
Retirement obligation (asset)	$ 24,800	25,100
Estimate of contributions expected to be paid to plan for 2019	5,400
Funded | Foreign | Europe
Disclosure of net defined benefit liability (asset) [line items]
Retirement obligation (asset)	(400)	(100)
Funded | Domestic
Disclosure of net defined benefit liability (asset) [line items]
Retirement obligation (asset)	(4,700)	$ (6,600)
Estimate of contributions expected to be paid to plan for 2019	$ 900